Notes payable - Schedule of prepayment premium (Details) - Senior Secured Notes – 2026	12 Months Ended
Dec. 31, 2024
June 15, 2024 to June 14, 2025
Notes payable
Prepayment redemption prices	102.00%
June 15, 2025 and thereafter
Notes payable
Prepayment redemption prices	100.00%